Income Taxes - Schedule of Income Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income (loss) from continuing operations before income taxes	$ 42,837	$ (84,487)	$ (48,484)	$ 17,567,709
Income tax benefit (expense) at the PRC statutory rate	(10,709)	21,122	12,121	(4,391,927)
International tax rate differential	10,719	10,553	2,433	5,451
Super deduction for research and development expenses	33,505	42,183	65,085	29,687
Nontaxable or non-deductible expenses	7,895	(556)	(25,861)	(57,091)
Effect of preferential tax rate	3,732	7,010	(24,343)	1,762,831
Change in valuation allowance	(68,896)	(155,746)	(90,563)	(12,110)
Effect of PRC withholding tax	15,956	(6,034)	36,791	(781,259)
Changes of tax rate	0	49,532	0	0
Other adjustments	5,617	(4,435)	12,854	(3,518)
Income tax benefit (expense)	$ (2,181)	$ (36,371)	$ (11,483)	$ (3,447,936)